UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-21199 and 811-21298

Name of Fund: BBIF Treasury Fund and Master Treasury LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund and

          Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 09/30/2015

Item 1 – Report to Stockholders

SEPTEMBER 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BBIF Government Securities Fund

BBIF Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended September 30, 2015. U.S. economic growth was picking up considerably in the fourth quarter of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates. International markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. Investors piled into U.S. Treasury bonds as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening demand caused oil prices to slide once again, igniting another steep sell-off in emerging markets. Global volatility spiked higher as investors speculated whether the Fed would raise rates at its September meeting. News that the rate hike had been postponed brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Global equities and high yield bonds broadly declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.18)%	(0.61)%
U.S. small cap equities (Russell 2000® Index)	(11.55)	1.25
International equities (MSCI Europe, Australasia, Far East Index)	(9.68)	(8.66)
Emerging market equities (MSCI Emerging Markets Index)	(17.33)	(19.28)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	6.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.47)	2.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.70	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(4.82)	(3.40)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-Month Period Ended September 30, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the six-month period ended September 30, 2015. Expectations that the FOMC would raise short-term interest rates at their last meeting of the period on September 16-17 remained relatively high going into early September. However, global economic developments and equity market volatility caused a tempering of those expectations as the date approached. At the meeting, the FOMC held rates at 0.00% to 0.25%, highlighting that “recent global economic and financial developments may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” Additionally, the FOMC’s median dot plot demonstrated a lower expectation for the trajectory of future rate moves. FOMC Chairwoman Janet Yellen’s post-meeting comments cited global economic developments, strength of the dollar and tightening of financial conditions as reasons for not moving.

While uncertainty continues to remain as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate product. Ultimately, our opinion is that economic data will drive the FOMC’s decision. Ms. Yellen has indicated this sentiment on a number of occasions. Additionally, she has stated that too much emphasis is being placed on the first rate move while investors should focus on the full trajectory of rate hikes. Ms. Yellen further noted that there is “no plan to follow any type of mechanical approach” in terms of how the FOMC will raise rates once the hikes begin.

U.S. Treasury bill supply continues to fall as the United States approaches the limits of its borrowing authority. This is a constantly evolving situation, with the latest estimate being that the Treasury would exhaust its use of “extraordinary measures” on November 5. After this date, the U.S. government will have only roughly $30 billion in available cash and no ability to borrow. We would expect the $30 billion to be depleted quickly with a “hard” debt ceiling date by mid-November.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB was willing and ready to act if further stimulus is necessary given the ECB’s downgrade to its inflation forecast. The ECB now expects inflation for 2016 to be 1.1%, whereas its previous forecast was 1.5%. Additionally, the ECB expects gross domestic product growth to be only 1.7% for 2016 versus the previous forecast of 1.9%. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period amid speculation of a possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.325%, which is just over five basis points (0.05%) higher than it had been six months prior.

Generally, the short-term tax-exempt market enters a period of seasonal weakness early in the spring as personal income tax payments due April 15 negatively impact fund flows. This year, redemptions were much larger than expected, forcing significant outflows from municipal money market funds. In order to satisfy the large amount of shareholder withdrawals, money funds broadly sold variable rate demand note (“VRDN”) securities back to dealers, causing dealer inventories to swell to a level not seen in three years. As supply increased, the rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average seven-day rate, moved off an all-time low of 0.02% to a high of 0.11% in early May.

The month of June, however, ushered demand back into the VRDN market as money funds sought to reinvest the seasonal inflows of bond coupons as well as replace maturing longer-duration municipal notes. June also opens a window where municipalities begin to address 2016 fiscal budgets and satisfy their annual operating financing needs by issuing longer duration municipal notes. However, the continued improvement in the fiscal health of state and local municipal issuers has contributed to the reduced need for short-term borrowing, resulting in a reduction in one-year fixed-rate note issuance of more than 20% from last year’s levels. Although expectations for a federal funds rate hike before year end remains intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.19% on April 1 to 0.23% on September 30. In addition, the reduced supply of fixed rate notes has contributed to an increase in demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping back to the historical low level of 0.02% by September 30.

Municipal money fund investors continue to be very selective within longer-duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Fund Information as of September 30, 2015

BBIF Government Securities Fund

BBIF Government Securities Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

BBIF Treasury Fund

BBIF Treasury Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2015 and held through September 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
BBIF Government Securities Fund
Class 1	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Class 2	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Class 3	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Class 4	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
Class 2	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
Class 3	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
Class 4	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.75	$0.25	0.05%

[1]

For each class of the Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Funds invest significantly in their respective Master LLC, the expense examples reflect the net expenses of both the Funds and the Master LLCs in which they invest.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

6	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	BBIF Government Securities Fund	BBIF Treasury Fund

Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (each a “Master LLC” or collectively, the “Master LLCs”), respectively[1]	$228,102,922	$787,794,907
Receivables:
Capital shares sold	798,176	—
From the administrator	1,444	4,692
Prepaid expenses	56,412	128,478

Total assets	228,958,954	787,928,077

Liabilities
Payables:
Contributions to the Master LLC	798,176	—
Officer’s fees	101	554
Administration fees	8	—
Service and distribution fees	—	153
Other accrued expenses	17,571	4,971

Total liabilities	815,856	5,678

Net Assets	$228,143,098	$787,922,399

Net Assets Consist of
Paid-in capital[2,3]	$228,134,792	$787,874,562
Undistributed net investment income	104	—
Accumulated net realized gain allocated from the Master LLC	8,202	47,837

Net Assets	$228,143,098	$787,922,399

Net Asset Value
Class 1
Net assets	$6,267,501	$15,602,800

Shares outstanding	6,267,283	15,601,857

Net asset value	$1.00	$1.00

Class 2
Net assets	$11,602,981	$44,204,589

Shares outstanding	11,602,570	44,201,796

Net asset value	$1.00	$1.00

Class 3
Net assets	$45,135,952	$202,112,381

Shares outstanding	45,134,319	202,099,946

Net asset value	$1.00	$1.00

Class 4
Net assets	$165,136,664	$526,002,629

Shares outstanding	165,130,622	525,970,964

Net asset value	$1.00	$1.00

[1] Investments at cost — from the applicable Master LLC	$228,102,922	$787,794,907
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$0.10	$0.10

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	7

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)	BBIF Government Securities Fund	BBIF Treasury Fund

Investment Income
Net investment income allocated from the applicable Master LLC:
Interest	$95,013	$197,428
Expenses	(329,878)	(763,384)
Fees waived	277,840	686,796

Total income	42,975	120,840

Fund Expenses
Administration	277,640	1,011,610
Service and distribution — Class 1	29,973	79,078
Service and distribution — Class 2	41,573	143,431
Service and distribution — Class 3	91,580	367,575
Service and distribution — Class 4	286,033	1,026,038
Transfer agent — Class 1	1,098	2,345
Transfer agent — Class 2	549	1,344
Transfer agent — Class 3	646	2,110
Transfer agent — Class 4	642	3,597
Registration	44,441	154,415
Professional	15,279	16,089
Printing	5,244	7,368
Officer	35	277
Miscellaneous	8,556	9,014

Total expenses	803,289	2,824,291
Less:
Fees waived by the administrator	(275,669)	(1,011,610)
Service and distribution fees waived — Class 1	(29,973)	(79,078)
Service and distribution fees waived — Class 2	(41,573)	(143,431)
Service and distribution fees waived — Class 3	(91,580)	(367,575)
Service and distribution fees waived — Class 4	(286,033)	(1,026,038)
Transfer agent fees reimbursed — Class 1	(1,098)	(2,345)
Transfer agent fees reimbursed — Class 2	(549)	(1,344)
Transfer agent fees reimbursed — Class 3	(646)	(2,110)
Transfer agent fees reimbursed — Class 4	(642)	(3,597)
Other expenses waived and/or reimbursed by the administrator — Class 1	(887)	(1,236)
Other expenses waived and/or reimbursed by the administrator — Class 2	(1,842)	(3,468)
Other expenses waived and/or reimbursed by the administrator — Class 3	(7,346)	(16,159)
Other expenses waived and/or reimbursed by the administrator — Class 4	(22,560)	(45,648)

Total expenses after fees waived and/or reimbursed	42,891	120,652

Net investment income	84	188

Realized Gain Allocated from the applicable Master LLC
Net realized gain from investments	5,499	33,360

Net Increase in Net Assets Resulting from Operations	$5,583	$33,548

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Statements of Changes in Net Assets

	BBIF Government Securities Fund		BBIF Treasury Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$84	$162	$188	$381
Net realized gain	5,499	7,006	33,360	28,048

Net increase in net assets resulting from operations	5,583	7,168	33,548	28,429

Distributions to Shareholders From[1]
Net investment income:
Class 1	(3)	(5)	(4)	(8)
Class 2	(5)	(11)	(10)	(23)
Class 3	(18)	(34)	(46)	(99)
Class 4	(58)	(112)	(128)	(251)
Net realized gain:
Class 1	—	(156)	—	(480)
Class 2	—	(386)	—	(1,541)
Class 3	—	(1,171)	—	(7,451)
Class 4	—	(3,900)	—	(19,611)

Decrease in net assets resulting from distributions to shareholders	(84)	(5,775)	(188)	(29,464)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,261,715	(36,189,277)	6,802,615	54,902,982

Net Assets
Total increase (decrease) in net assets	4,267,214	(36,187,884)	6,835,975	54,901,947
Beginning of period	223,875,884	260,063,768	781,086,424	726,184,477

End of period	$228,143,098	$223,875,884	$787,922,399	$781,086,424

Undistributed net investment income, end of period	$104	$104	—	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	9

Financial Highlights	BBIF Government Securities Fund

	Class 1							Class 2
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,					Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	(0.0000)[3]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses[7]	1.38%	[8]	1.36%	1.37%	1.40%	1.41%	1.46%	1.04%	[8]	1.02%	1.03%	1.06%	1.05%	1.13%

Total expenses after fees waived and/or reimbursed[7]	0.09%	[8]	0.06%	0.07%	0.14%	0.07%	0.18%	0.09%	[8]	0.06%	0.07%	0.14%	0.07%	0.18%

Net investment income (loss)[7]	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	(0.00)%

Supplemental Data
Net assets, end of period (000)	$6,268		$6,060	$6,923	$12,860	$8,850	$7,132	$11,603		$14,507	$16,554	$16,611	$42,220	$48,804

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.25%, 0.24%, 0.23%, 0.20%, 0.24% and 0.21%, for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

[8]	Annualized.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BBIF Government Securities Fund

	Class 3							Class 4
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,					Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses[7]	0.74%	[8]	0.72%	0.73%	0.75%	0.74%	0.83%	0.73%	[8]	0.72%	0.71%	0.74%	0.74%	0.81%

Total expenses after fees waived and/or reimbursed[7]	0.09%	[8]	0.06%	0.07%	0.14%	0.07%	0.18%	0.09%	[8]	0.06%	0.07%	0.14%	0.07%	0.18%

Net investment income[7]	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$45,136		$54,686	$59,542	$58,380	$104,375	$94,019	$165,137		$148,624	$177,046	$103,434	$254,817	$138,105

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.25%, 0.24%, 0.23%, 0.20%, 0.24% and 0.21%, for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights	BBIF Treasury Fund

	Class 1							Class 2
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,					Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses[7]	1.31%	[8]	1.31%	1.32%	1.38%	1.34%	1.41%	0.99%	[8]	0.98%	0.99%	1.03%	1.00%	1.08%

Total expenses after fees waived and/or reimbursed[7]	0.05%	[8]	0.04%	0.06%	0.10%	0.05%	0.16%	0.05%	[8]	0.04%	0.06%	0.10%	0.05%	0.16%

Net investment income[7]	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$15,603		$18,108	$24,806	$48,714	$16,837	$15,797	$44,205		$60,658	$47,660	$54,826	$108,916	$124,947

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.17%, 0.17%, 0.14%, 0.11%, 0.15% and 0.08%, for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

[8]	Annualized.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BBIF Treasury Fund

	Class 3							Class 4
	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,					Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001	0.0000		0.0000	0.0001	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	[5]	0.00%	0.01%	0.00%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses[7]	0.69%	[8]	0.67%	0.68%	0.73%	0.69%	0.78%	0.69%	[8]	0.67%	0.68%	0.72%	0.69%	0.78%

Total expenses after fees waived and/or reimbursed[7]	0.05%	[8]	0.04%	0.06%	0.10%	0.05%	0.16%	0.05%	[8]	0.04%	0.06%	0.10%	0.04%	0.15%

Net investment income[7]	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[8]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$202,112		$225,280	$277,444	$243,886	$387,165	$405,216	$526,003		$477,040	$376,274	$559,807	$747,313	$454,484

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.17%, 0.17%, 0.14%, 0.11%, 0.15% and 0.08%, for the six months ended September 30, 2015 and the years ended March 31, 2015, March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	13

Notes to Financial Statements (Unaudited)	BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization:

BBIF Government Securities Fund and BBIF Treasury Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BBIF Government Securities Fund	BBIF Government Securities	Diversified
BBIF Treasury Fund	BBIF Treasury	Diversified

The Funds seek to achieve their investment objectives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, (collectively the “Master LLCs” or individually a “Master LLC”), each an affiliate of the Funds, which has the same investment objectives and strategies as the corresponding Fund. The value of each Fund’s investment in the respective Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the respective Master LLC. At period end, the percentage of each Master LLC owned by the corresponding Fund was 54.2% for BBIF Government Securities and 40.9% for BBIF Treasury. The financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The Funds offer multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears expenses related to the shareholder servicing, distribution, and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Boards of Trustees of the Funds and Boards of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

On July 28, 2015, the Board of Trustees of each of the Funds approved an investment policy for each Fund in order for the Funds to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Funds are not subject to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. These changes became effective October 1, 2015.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLCs are accounted on a trade date basis. The Funds record daily their proportionate share of the respective Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

14	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. This amount, if any, is shown as interest in the Statements of Operations.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ policy is to value their financial instruments at fair value. The Funds record their investment in the respective Master LLC at fair value based on the Funds’ proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the Master LLCs is discussed in Note 3 of the Master LLCs’ Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Each Fund entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Funds pay the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Funds’ net assets. The Funds do not pay an investment advisory fee or investment management fee.

Each Fund entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Funds entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLCs, to ensure that the net expenses for BBIF Government Securities’s Class 2 Shares are 0.32% higher than those of BIF Government Securities and the net expenses for BBIF Treasury’s Class 2 Shares are 0.35% higher than those of BIF Treasury, and the net expenses of the Class 3 and Class 4 Shares of the Funds are equal to those of BIF Government Securities and BIF Treasury, respectively. The fee/expense waiver or reimbursement includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2016. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in service and distribution fees waived — class specific in the Statements of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Administrator, service and distribution fees waived — class specific, transfer agent fees reimbursed — class specific and other expenses waived and/or reimbursed by the Administrator. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which are included in officer in the Statements of Operations.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	15

Notes to Financial Statements (concluded)	BBIF Government Securities Fund and BBIF Treasury Fund

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	BBIF Government Securities		BBIF Treasury
	Six Months Ended September 30, 2015	Year Ended March 31, 2015	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Class 1
Shares sold	34,532,566	75,842,776	213,356,448	261,380,339
Shares issued to shareholders in reinvestment of distributions	—	156		481
Shares redeemed	(34,324,745)	(76,706,167)	(215,862,734)	(268,078,567)

Net increase (decrease)	207,821	(863,235)	(2,506,286)	(6,697,747)

Class 2
Shares sold	35,941,361	100,997,301	187,963,706	369,871,431
Shares issued to shareholders in reinvestment of distributions	—	386		1,542
Shares redeemed	(38,845,382)	(103,044,678)	(204,418,833)	(356,875,060)

Net increase (decrease)	(2,904,021)	(2,046,991)	(16,455,127)	12,997,913

Class 3
Shares sold	175,636,233	345,882,648	475,755,783	1,475,502,651
Shares issued to shareholders in reinvestment of distributions	5	1,181	16	7,488
Shares redeemed	(185,186,925)	(350,740,251)	(498,931,802)	(1,527,672,650)

Net decrease	(9,550,687)	(4,856,422)	(23,176,003)	(52,162,511)

Class 4
Shares sold	526,284,101	1,290,360,136	1,654,422,987	3,621,109,080
Shares issued to shareholders in reinvestment of distributions	23	3,951	81	19,770
Shares redeemed	(509,775,522)	(1,318,786,716)	(1,605,483,037)	(3,520,363,523)

Net increase (decrease)	16,508,602	(28,422,629)	48,940,031	100,765,327

Total Net Increase (Decrease)	4,261,715	(36,189,277)	6,802,615	54,902,982

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Master LLC Portfolio Information as of September 30, 2015	Master Government Securities LLC and Master Treasury LLC

Portfolio Composition

Master Government Securities LLC	Percent of Net Assets
U.S. Treasury Obligations	70%
Repurchase Agreements	36
Liabilities in Excess of Other Assets	(6)

Total	100%

Master Treasury LLC	Percent of Net Assets
U.S. Treasury Obligations	108%
Liabilities in Excess of Other Assets	(8)

Total	100%

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	17

Schedule of Investments September 30, 2015 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.12% - 0.14%, 10/01/15	$27,840	$27,839,902
0.02%, 10/15/15	2,000	1,999,983
0.02%, 10/22/15	18,000	17,999,725
0.02%, 12/31/15	25,000	24,999,052
0.08%, 1/07/16	25,000	24,994,356
0.10%, 1/14/16	7,000	6,997,929
0.14% - 0.16%, 2/04/16	15,000	14,991,886
0.08% - 0.25%, 2/11/16	19,815	19,803,240
0.22%, 2/18/16	4,065	4,061,497
0.20%, 2/25/16	3,920	3,916,825
0.11%, 3/31/16	2,500	2,498,673
U.S. Treasury Notes:
0.25%, 10/15/15	15,000	15,001,068
0.25% - 1.25%, 10/31/15	39,443	39,460,807
0.38%, 11/15/15	5,797	5,799,039
0.38%, 1/15/16	17,075	17,084,520
0.38%, 1/31/16	5,000	5,005,443
0.25% - 2.63%, 2/29/16	5,245	5,286,332
0.08%, 4/30/16 (b)	8,165	8,165,008
0.09%, 7/31/16 (b)	12,407	12,409,316
0.07%, 10/31/16 (b)	15,781	15,778,773
0.10%, 1/31/17 (b)	2,948	2,948,080
0.09%, 4/30/17 (b)	12,448	12,448,520
0.09%, 7/31/17 (b)	5,000	4,996,004
Total U.S. Treasury Obligations (Cost — $294,485,978) — 69.9%		294,485,978

Repurchase Agreements — 36.4%
Bank of Montreal, 0.11%, 10/01/15 (Purchased on 09/30/15 to be repurchased at $17,000,052, collateralized by various U.S. Treasury Obligations, 0.88% to 4.25%, due 11/30/16 to 05/15/45, original par and fair values of $16,798,000 and $17,340,045, respectively)	17,000	17,000,000
Total Value of Bank of Montreal (collateral value of $17,340,045)		17,000,000
Bank of Nova Scotia, 0.11%, 10/01/15 (Purchased on 09/30/15 to be repurchased at $15,000,046, collateralized by various U.S. Treasury Obligations, 0.63% to 1.25%, due 11/30/17 to 07/15/20, original par and fair values of $13,564,600 and $15,300,092, respectively)	15,000	15,000,000
Total Value of Bank of Nova Scotia (collateral value of $15,300,092)		15,000,000
BNP Paribas Securities Corp., 0.07%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $2,000,004, collateralized by various U.S. Treasury Obligations, 0.00% to 9.88%, due 10/31/15 to 05/15/40, original par and fair values of $3,104,144 and $2,040,000, respectively)	2,000	2,000,000
BNP Paribas Securities Corp., 0.05%, 10/02/15 (Purchased on 9/30/15 to be repurchased at $15,000,042, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 05/15/18 to 02/15/44, original par and fair values of $15,275,670 and $15,300,000, respectively)	15,000	15,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $17,340,000)		17,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $19,000,053, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $16,195,000 and $19,383,836, respectively)	$19,000	$19,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $19,383,836)		19,000,000
J.P. Morgan Securities LLC, 0.12%, 10/01/15, (Purchased on 9/30/15 to be repurchased at $18,216,061, collateralized by a U.S. Treasury Obligation, 0.50%, due 03/31/17, original par and fair value of $18,585,000 and $18,581,283, respectively)	18,216	18,216,000
Total Value of J.P. Morgan Securities LLC (collateral value of $18,581,283)		18,216,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $19,000,063, collateralized by a U.S. Treasury Obligation, 0.38%, due 07/15/25, original par and fair value of $19,774,600 and $19,380,064, respectively)	19,000	19,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $19,380,064)		19,000,000
Morgan Stanley & Co. LLC, 0.08%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $18,000,040, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 10/15/15 to 8/15/26, original par and fair values of $17,731,605 and $18,360,000, respectively)	18,000	18,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $18,360,000)		18,000,000
RBC Capital Markets LLC, 0.06%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $15,000,025, collateralized by various U.S. Treasury Obligations, 1.13% to 6.13%, due 04/30/20 to 08/15/29, original par and fair values of $11,327,900 and $15,300,003, respectively)	15,000	15,000,000
Total Value of RBC Capital Markets LLC (collateral value of $15,300,003)		15,000,000
TD Securities (USA) LLC, 0.11%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $15,000,046, collateralized by a U.S. Treasury Obligation, 0.63%, due 09/30/17, original par and fair value of $15,307,200 and $15,300,006, respectively)	15,000	15,000,000
Total Value of TD Securities (USA) LLC (collateral value of $15,300,006)		15,000,000
Total Repurchase Agreements (Cost — $153,216,000) — 36.4%		153,216,000
Total Investments (Cost — $447,701,978*) — 106.3%		447,701,978
Liabilities in Excess of Other Assets — (6.3)%		(26,600,910)

Net Assets —100.0%		$421,101,068

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Master Government Securities LLC

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$447,701,978	—	$447,701,978
[1] See above Schedule of Investments for values in each security type.

The Master LLC may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $4,570 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments September 30, 2015 (Unaudited)	Master Treasury LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.02% - 0.12%, 10/01/15	$155,921	$155,920,947
0.01% - 0.02%, 10/08/15	138,395	138,394,673
0.00% - 0.03%, 10/15/15	341,025	341,023,944
0.00% - 0.02%, 10/22/15	363,810	363,807,861
0.00% - 0.08%, 10/29/15	105,400	105,399,070
0.00% - 0.01%, 12/17/15	45,538	45,537,847
0.00%, 12/24/15	33,060	33,060,000
0.02% - 0.11%, 12/31/15	140,000	139,974,021
0.08% - 0.11%, 1/07/16	55,000	54,985,838
0.14%, 2/04/16	20,000	19,990,122
0.08% - 0.25%, 2/11/16	73,300	73,262,522
0.20%, 2/25/16	17,870	17,855,527
0.11%, 3/31/16	11,000	10,994,161
U.S. Treasury Notes:
0.25%, 10/15/15	64,000	64,004,555
0.25%, 10/31/15	100,705	100,717,641
0.38%, 11/15/15	16,775	16,781,054

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.25%, 12/15/15	$10,000	$10,003,888
0.25%, 12/31/15	20,000	20,010,581
0.38%, 1/15/16	62,425	62,462,504
0.38%, 1/31/16	30,000	30,031,911
0.38%, 2/15/16	47,730	47,771,680
0.25%, 2/29/16	5,880	5,882,026
2.38%, 3/31/16	18,005	18,198,447
0.08%, 4/30/16 (b)	17,044	17,044,000
0.09%, 7/31/16 (b)	38,478	38,485,461
0.07%, 10/31/16 (b)	63,861	63,848,869
0.10%, 1/31/17 (b)	35,348	35,348,819
0.09%, 4/30/17 (b)	32,065	32,065,612
0.09%, 7/31/17 (b)	20,000	19,984,015
Total Investments (Cost — $2,082,847,596*) — 108.1%		2,082,847,596
Liabilities in Excess of Other Assets — (8.1)%		(155,549,695)

Net Assets — 100.0%		$1,927,297,901

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$2,082,847,596	—	$2,082,847,596

The Master LLC may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $185,766 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	Master Government Securities LLC	Master Treasury LLC

Assets
Investments at value — unaffiliated[1]	$294,485,978	$2,082,847,596
Repurchase agreements, at value — unaffiliated[2]	153,216,000	—
Cash	4,570	185,766
Receivables:
Contributions from investors	798,176	—
Interest	165,243	361,555
Prepaid expenses	311	1,012

Total assets	448,670,278	2,083,395,929

Liabilities
Payables:
Investments purchased	27,497,725	155,992,075
Other affiliates	4,491	15,162
Directors’ fees	4,170	15,929
Investment advisory fees	—	10,198
Other accrued expenses	62,824	64,664

Total liabilities	27,569,210	156,098,028

Net Assets	$421,101,068	$1,927,297,901

Net Assets Consist of
Investors’ capital	$421,101,068	$1,927,297,901

[1] Investments at cost — unaffiliated	$294,485,978	$2,082,847,596
[2] Repurchase agreements at cost — unaffiliated	$153,216,000	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	21

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)	Master Government Securities LLC	Master Treasury LLC

Investment Income
Interest	$175,738	$467,126

Expenses
Investment advisory	511,789	1,633,194
Professional	31,836	29,753
Custodian	24,874	28,124
Accounting services	21,006	70,342
Directors	8,640	28,510
Printing	4,819	5,564
Miscellaneous	4,890	9,479

Total expenses	607,854	1,804,966
Less:
Fees waived by the Manager	(511,521)	(1,622,950)
Expenses reimbursed by the Manager	(588)	(937)

Total expenses after fees waived and/or reimbursed	95,745	181,079

Net investment income	79,993	286,047

Realized Gain
Net realized gain from investments	10,090	79,028

Net Increase in Net Assets Resulting from Operations	$90,083	$365,075

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$79,993	$126,856	$286,047	$422,667
Net realized gain	10,090	17,400	79,028	67,075

Net increase in net assets resulting from operations	90,083	144,256	365,075	489,742

Capital Transactions
Proceeds from contributions	1,352,788,085	3,021,057,792	3,740,448,556	7,988,911,024
Value of withdrawals	(1,346,233,491)	(3,246,909,425)	(3,772,062,855)	(7,905,358,754)

Net increase (decrease) in net assets derived from capital transactions	6,554,594	(225,851,633)	(31,614,299)	83,552,270

Net Assets
Total increase (decrease) in net assets	6,644,677	(225,707,377)	(31,249,224)	84,042,012
Beginning of period	414,456,391	640,163,768	1,958,547,125	1,874,505,113

End of period	$421,101,068	$414,456,391	$1,927,297,901	$1,958,547,125

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Financial Highlights	Master Government Securities LLC

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31,
		2015	2014	2013	2012	2011

Total Return
Total return	0.02%[1]	0.02%	0.04%	0.06%	0.04%	0.13%

Ratios to Average Net Assets
Total expenses	0.30%[2]	0.28%	0.27%	0.27%	0.27%	0.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[2]	0.04%	0.04%	0.08%	0.03%	0.06%

Net investment income	0.04%[2]	0.02%	0.03%	0.06%	0.04%	0.13%

Supplemental Data
Net assets, end of period (000)	$ 421,101	$ 414,456	$ 640,164	$ 501,499	$ 743,147	$ 496,689

[1]	Aggregate total return.

[2]	Annualized.

Master Treasury LLC

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31,
		2015	2014	2013	2012	2011

Total Return
Total return	0.02%[1]	0.02%	0.03%	0.03%	0.03%	0.08%

Ratios to Average Net Assets
Total expenses	0.19%[2]	0.19%	0.18%	0.18%	0.17%	0.18%

Total expenses after fees waived and paid indirectly	0.02%[2]	0.02%	0.04%	0.07%	0.02%	0.09%

Net investment income	0.03%[2]	0.02%	0.03%	0.03%	0.03%	0.06%

Supplemental Data
Net assets, end of period (000)	$ 1,927,298	$ 1,958,547	$ 1,874,505	$ 2,488,310	$ 3,146,576	$ 2,626,224

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	23

Notes to Financial Statements (Unaudited)	Master Government Securities LLC and Master Treasury LLC

1. Organization:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and are organized as Delaware limited liability companies. Each Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLCs (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Master LLCs, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master LLCs enter into contracts that contain a variety of representations that provide general indemnification. The Master LLCs’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLCs, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master LLC are charged to that Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLCs have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with their custodians for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain univested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master LLC has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master LLC’s own assumptions used in determining the fair value of investments)

24	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)	Master Government Securities LLC and Master Treasury LLC

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Master LLC’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Certain Master LLCs may enter into repurchase agreements. In a repurchase agreement, the Master LLC purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’ custodian or designated sub-custodians under tri-party repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master LLCs could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master LLCs under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master LLCs, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master LLCs receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master LLCs would recognize a liability with respect to such excess collateral. The liability reflects the Master LLCs’ obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Each Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each Master LLC pays the Manager a monthly fee based on a percentage of each Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of investment advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeder funds that invest in the Master LLCs to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager. The Manager may discontinue the waiver or reimbursement at any time.

For the six months ended September 30, 2015, the Master LLCs reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement To Manager
Master Government Securities LLC	$2,669
Master Treasury LLC	$10,170

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	25

Notes to Financial Statements (concluded)	Master Government Securities LLC and Master Treasury LLC

6. Income Tax Information:

The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in the Master LLCs is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLCs. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLCs can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLCs file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLCs as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master LLCs’ financial statements.

7. Principal Risks:

In the normal course of business, certain Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Master LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLCs manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master LLCs’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLCs through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements

BBIF Government Securities Fund (“Government Securities Fund”) currently invests all of its investable assets in Master Government Securities LLC (“Master Government Securities”). BBIF Treasury Fund (“Treasury Fund,” and together with Government Securities Fund, the “Funds,” and each individually, a “Fund”) currently invests all of its investable assets in Master Treasury LLC (“Master Treasury,” and together with Master Government Securities, the “Master LLCs,” and each individually, a “Master LLC”). The Board of Directors of each Master LLC met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (each, an “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Master LLC’s investment advisor. The Board of Trustees of each Fund also considered the approval of the pertinent Agreement. For simplicity: (a) the Board of Directors of each Master LLC, together with the Board of Trustees of the related Fund, are referred to herein individually as the “Board” and collectively as the “Boards,” and the members are referred to as “Board Members;” and (b) the shareholders of each Fund, together with the interest holders of the related Master LLC, are referred to as “shareholders.”

Activities and Composition of the Boards

On the date of the May Meeting, each Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the pertinent Master LLC or the related Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the relevant Master LLC or Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. Each Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the pertinent Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, each Board assessed, among other things, the nature, extent and quality of the services provided to the relevant Master LLC and Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Each Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the relevant Master LLC and Fund and their shareholders. Among the matters each Board considered, with respect to the relevant Master LLC and/or Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and /or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master LLC and/or the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Each Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Boards in response to specific questions. These questions covered issues such

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	27

Disclosure of Investment Advisory Agreements (continued)

as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Boards further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the relevant Master LLC and Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the relevant Master LLC and/or Fund to BlackRock; (g) sales and redemption data regarding the relevant Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of each Master LLC, including the Independent Board Members, approved the continuation of the pertinent Agreement for a one-year term ending June 30, 2016. The Board of each Fund, including the Independent Board Members, also considered the continuation of the pertinent Agreement and found the Agreement to be satisfactory. In approving the continuation of the pertinent Agreement, the Board of each Master LLC considered, with respect to the pertinent Master LLC and/or Fund, as applicable: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, with respect to each relevant Fund and Master LLC, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each relevant Fund. Throughout the year, each Board compared the relevant Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Boards also reviewed the materials provided by each Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective(s), strategies and outlook.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

28	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements (continued)

The Boards considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master LLC’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards engaged in a review of BlackRock’s compensation structure with respect to each Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Boards considered the quality of the administrative and other non-investment advisory services provided to the Master LLCs and the Funds. BlackRock and its affiliates provide the Master LLCs and the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLCs and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master LLCs and the Funds. In particular, BlackRock and its affiliates provide the Master LLCs and the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Boards in their consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master LLCs and the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLCs, the Funds and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of each Master LLC and corresponding Fund, as applicable. The Boards noted that each Fund’s investment results correspond directly to the investment results of the applicable Master LLC. In preparation for the April Meeting, each Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the relevant Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, each Board received and reviewed information regarding the investment performance of the relevant Fund as compared to other funds in its applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds and periodically meet with Lipper representatives to review its methodology. Each Board and its Performance Oversight and Contract Committee regularly review, and meet with management of the relevant Master LLC to discuss, the performance of the Master LLC and related Fund, as applicable, throughout the year.

In evaluating performance, the Boards recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Boards recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

Each Board reviewed the pertinent Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board of Master Government Securities and Government Securities Fund noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the third quartile against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three-, and five-year periods.

The Board of Master Treasury and Treasury Fund noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the second quartile against its Lipper Performance Universe.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Boards believe that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While each Board reviews the relevant Master LLC’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master LLC’s portfolio. In the Boards’ view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLCs and the Funds: The Boards, including the Independent Board Members, reviewed each Master LLC’s/Fund’s con-

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	29

Disclosure of Investment Advisory Agreements (continued)

tractual management fee rate compared with the other funds in the corresponding Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Boards also compared each Fund’s total expense ratio, as well as each Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each relevant Master LLC and Fund. The Boards reviewed BlackRock’s profitability with respect to each pertinent Master LLC and Fund, as applicable, and other funds the Boards currently oversee for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Boards reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Boards considered the cost of the services provided to the Master LLCs and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLCs and the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of each pertinent Master LLC and Fund. The Boards may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Boards considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master LLCs and the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board of Master Government Securities and Government Securities Fund noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board of Master Treasury and Treasury Fund noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

Each Board reviewed the relevant Master LLC’s/Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Boards also noted that each Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Boards further noted that BlackRock, in its capacity as the Funds’ administrator (the “Administrator”), and the Funds’ distributor had entered into a contractual arrangement with each Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the net operating expense ratio for certain classes of shares did not exceed specified amounts. The Boards additionally noted that, to enable each Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of each Master LLC’s/Fund’s fees and/or reimburse each Master LLC’s/Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

30	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements (concluded)

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each relevant Master LLC and Fund increase, as well as the existence of expense caps, as applicable. The Boards also considered the extent to which each Master LLC and Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Master LLC and Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In its consideration, each Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Boards, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLCs and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLCs and the Funds, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the pertinent Agreement, each Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders of each Fund are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of each Master LLC, including the Independent Board Members, approved the continuation of the pertinent Agreement between the Manager and the relevant Master LLC for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of each Master LLC, including the Independent Board Members, was satisfied that the terms of the pertinent Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of each Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the related Master LLC and found the Agreement to be satisfactory. In arriving at their decisions to approve the Agreements, the Boards of the Master LLCs did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLCs reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	31

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, Director, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John M. Perlowski was appointed to serve as a Director of the Funds/Master LLCs.

Effective May 18, 2015, Ian A. MacKinnon resigned as a Director of the Funds/Master LLCs.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

		Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

32	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectuses. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFGOVTR-9/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: December 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: December 2, 2015

3